Investment securities - Unrealized losses/fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	SFr 374	SFr 683
Fair value, 12 months or more	404	0
Fair value, total	778	683
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58	8
Gross unrealized losses, 12 months or more	98	0
Gross unrealized losses, total	156	8
Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	374	683
Fair value, 12 months or more	404	0
Fair value, total	778	683
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58	8
Gross unrealized losses, 12 months or more	98	0
Gross unrealized losses, total	156	8
Bank
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	374	683
Fair value, 12 months or more	404	0
Fair value, total	778	683
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58	8
Gross unrealized losses, 12 months or more	98	0
Gross unrealized losses, total	156	8
Bank | Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	374	683
Fair value, 12 months or more	404	0
Fair value, total	778	683
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	58	8
Gross unrealized losses, 12 months or more	98	0
Gross unrealized losses, total	SFr 156	SFr 8